AMERICAN AADVANTAGE MILEAGE FUNDS
               SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2001

As of October 31, 2001, the following paragraph is added at the end of the section titled "Purchase Policies" on page 30:

     Shares of the Mileage Funds are not available in all states. Please call 1-800-388-3344 to check availability in your state.